Document and Entity Information	Jun. 22, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001635088
Document Type	8-K
Document Period End Date	Jun. 22, 2022
Entity Registrant Name	Roivant Sciences Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	001-40782
Entity Tax Identification Number	98-1173944
Entity Address, Address Line One	Suite 1
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line Three	11-12 St. James’s Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4LB
Entity Address, Country	GB
City Area Code	44 207
Local Phone Number	400 3347
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Common Shares 0.0000000341740141 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, $0.0000000341740141 per share
Trading Symbol	ROIV
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Common Share At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one Common Share at an exercise price of $11.50 per share
Trading Symbol	ROIVW
Security Exchange Name	NASDAQ